Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Non-current assets
Investment property	$ 7,978,396	$ 6,321,918
Restricted cash	123,329	116,302
Goodwill	29,726	108,838
Deferred income tax assets	96,945	102,444
Intangible assets	9,324	12,363
Other assets	84,749	47,990
Derivative financial instruments	363	841
Non-current assets	8,897,195	7,080,424
Current assets
Cash	176,894	55,158
Amounts receivable	41,582	25,593
Prepaid expenses and deposits	32,946	13,659
Current assets	251,422	94,410
Assets	9,148,617	7,174,834
Non-current liabilities
Long-term debt	3,662,628	3,863,316
Convertible debentures	0	165,956
Due to Affiliate	256,362	251,647
Derivative financial instruments	230,305	45,494
Deferred income tax liabilities	461,689	298,071
Limited partners' interests in single-family rental business	947,452	356,305
Long-term incentive plan	21,431	11,688
Performance fees liability	48,358	6,242
Other liabilities	28,958	4,599
Non-current liabilities	5,657,183	5,003,318
Current liabilities
Amounts payable and accrued liabilities	102,954	98,290
Resident security deposits	56,785	45,157
Dividends payable	15,821	10,641
Current portion of long-term debt	254,805	274,190
Total current liabilities	430,365	428,278
Total liabilities	6,087,548	5,431,596
Equity
Share capital	2,114,783	1,192,963
Contributed surplus	22,790	19,738
Cumulative translation adjustment	22,842	23,395
Retained earnings	893,379	499,000
Total shareholders' equity	3,053,794	1,735,096
Non-controlling interest	7,275	8,142
Total equity	3,061,069	1,743,238
Total liabilities and equity	9,148,617	7,174,834
Rental properties
Non-current assets
Investment property	7,978,396	6,321,918
Equity-accounted investments in multi-family rental properties
Non-current assets
Equity-accounted investments	199,285	19,913
Equity-accounted investments in Canadian residential developments
Non-current assets
Equity-accounted investments	98,675	74,955
Non-current assets	712,639	428,828
Current assets
Current assets	18,418	15,197
Non-current liabilities
Non-current liabilities	415,369	214,142
Current liabilities
Total current liabilities	28,973	23,412
Canadian development properties
Non-current assets
Investment property	133,250	110,018
Investments in U.S. residential developments
Non-current assets
Equity-accounted investments	143,153	164,842
Non-current assets	595,213	624,465
Current assets
Current assets	27,392	21,122
Non-current liabilities
Non-current liabilities	0	10,360
Current liabilities
Total current liabilities	$ 23,063	$ 29,901